Net finance expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net finance expense
Senior Secured and Senior Notes	$ 72
Interest on related party borrowings	43	$ 146	$ 170
Net pension interest cost (note 20)	3	3	4
Foreign currency translation losses/(gain)	49	(93)	20
Losses on derivative financial instruments		5	2
Other net finance expense	11	9	12
Net finance expense before exceptional items	178	70	208
Exceptional finance expense (note 5)	57		5
Net finance expense	235	70	213
Interest Paid to Related Parties	43	146	169
Interest on lease liabilities	$ 8	$ 6	$ 6